Related Party Transactions - Schedule of Balances Due to Related Parties (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balances due to related parties	$ 148,877	$ 175,337
Hunter Dickinson Services Inc. [Member]
Statement Line Items [Line Items]
Balances due to related parties	148,877	157,282
United Mineral Services Ltd [Member]
Statement Line Items [Line Items]
Balances due to related parties		$ 18,055